GOODWILL AND INTANGIBLES	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND INTANGIBLES
GOODWILL AND INTANGIBLES

The change in the carrying amount of goodwill by operating segment for the years ended December 31, 2018 and 2017 was as follows:

(in thousands)	U.S.	Canada	Total
Goodwill at December 31, 2016	$91,131	$28,541	$119,672
Foreign currency translation - 2017	—	1,975	1,975
Goodwill at December 31, 2017	91,131	30,516	121,647
Foreign currency translation - 2018	—	(2,366)	(2,366)
Goodwill at December 31, 2018	$91,131	$28,150	$119,281

Identifiable intangible assets consisted of the following:

		December 31, 2018		December 31, 2017
(dollars in thousands)	Weighted-Average Remaining Life (Years)	Gross Carrying Amount(1)	Accumulated Amortization(1)	Gross Carrying Amount(1)	Accumulated Amortization(1)
Trade name	7.2	$21,370	$(6)	$23,165	$(14)
Customer relationships	0.3	18,299	(17,643)	19,082	(17,272)
Computer software	10.0	24,031	(16,267)	18,680	(14,974)
Balance, end of year		$63,700	$(33,916)	$60,927	$(32,260)
(1) Represents only assets that have not been fully amortized.

Our identifiable intangible assets are amortized using the straight-line method over the estimated remaining useful lives, except for the Cash Money trade name intangible asset that has a combined carrying amount of $21.3 million, which was determined to have an indefinite life and is not amortized. The estimated useful lives for our other intangible assets range from 1 to 10 years. Aggregate amortization expense related to identifiable intangible assets was $2.7 million, $2.4 million and $3.5 million for the years ended December 31, 2018, 2017 and 2016, respectively.

The following table outlines the estimated future amortization expense related to intangible assets held at December 31, 2018:

(in thousands)	Year Ending December 31,
2019	$2,373
2020	1,041
2021	483
2022	253
2023	253